COMMITMENTS, CONTINGENCIES AND GUARANTEES - Summary of Letters of Credit Issued (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 1,537	$ 1,609
Brookfield Renewable along with institutional partners
Disclosure of contingent liabilities [line items]
Issued letters of credit	99	99
Brookfield Renewable's subsidiaries
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 1,438	$ 1,510